SUMMARY OF IDENTIFIABLE ASSETS ACQUIRED AND LIABILITIES (Details) ¥ in Thousands			12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 22, 2021 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Business Combination [Line Items]
Purchase consideration, cash paid						¥ 8,915
Intangible assets
Goodwill
Zhuge Inc [Member]
Business Combination [Line Items]
Purchase consideration, cash paid		¥ 93,511
Business combination consideration transferred equity interests issued and issuable		300
Business combination consideration transferred		93,811
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	¥ 6,551
Accounts receivable	815
Prepaid expenses and other current assets	635
Property and equipment, net	19
Intangible assets
Short-term loan	(5,500)
Accounts payable	(1,220)
Contract liabilities	(4,129)
Accrued expenses and other current liabilities	(12,780)
Deferred income tax liability	(4,630)
Long-term borrowings	(9,144)
Total identifiable assets acquired and liabilities assumed	(10,863)
Goodwill	104,674
Zhuge Inc [Member] | Trademarks [Member]
Intangible assets
Technology	2,840	2,840
Zhuge Inc [Member] | Noncompete Agreements [Member]
Intangible assets
Technology	720	720
Zhuge Inc [Member] | Order or Production Backlog [Member]
Intangible assets
Technology	8,560	8,560
Zhuge Inc [Member] | Customer Relationships [Member]
Intangible assets
Technology
Zhuge Inc [Member] | Technology-Based Intangible Assets [Member]
Intangible assets
Technology	¥ 6,400	¥ 6,400